John Deere Owner Trust 2006	Exhibit 99.1
Statement to Noteholders

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248 Asset Backed Certificates

Payment Date:	17-Jul-06

(1) Before giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$183,500,000.00
(ii) A-1 Note Pool Factor:	1.0000000

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$13,209,885.59
per $1,000 original principal amount:	$71.99

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total	$13,209,885.59

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$738,243.90
per $1,000 original principal amount:	$4.02

(ii) Class A-2 Notes:	$499,072.50
per $1,000 original principal amount:	$4.06

(iii) Class A-3 Notes:	$1,097,520.00
per $1,000 original principal amount:	$4.04

(iv) Class A-4 Notes:	$856,888.73
per $1,000 original principal amount:	$4.04

(v) Total	$3,191,725.13

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$800,383,151.40
(ii) at end of related Collection Period:	$784,916,424.93

(b) Note Value
(i) at beginning of related Collection Period:	$802,510,248.30
(ii) at end of related Collection Period:	$789,300,362.71

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$955,483,717.00
(ii) at end of related Collection Period:	$935,925,687.31

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$170,290,114.41
(ii) A-1 Note Pool Factor:	0.9280115

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$666,985.96
per $1,000 original principal amount:	$0.83
(a) Amount of Servicing Fee earned:	$666,985.96
(b) Amount of Servicing Fee paid:	$0.00
(c) Amount of Servicing Fee Shortfall:	$666,985.96

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$11,885,953.35
(ii) Specified Reserve Account Balance:	12,037,654.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$24,749.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.00%

(11) (i) Face Amount of Receivables 60 days or more past due:	$226,043.00
(ii) Face Amount of Receivables 60 days or more past due as a% of the Pool Face Amount:	0.02%
(iii) Face Amount of Receivables 60 days or more past due as a% of the Pool Balance:	0.03%
(iv) Rolling three month 60 days or more past due as a% of Pool Balance (Average Delinquency Ratio):	0.03%

(12) (i) Aggregate amount of net losses for the collection period	$0.00
(ii) cumulative amount of net losses:	$0.00
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.00%

(13) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA